ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenue	¥ 40,826,521,106	$ 6,406,572,060	¥ 35,129,458,616	¥ 29,746,287,759
Cost of revenues	(34,168,686,106)	(5,361,812,464)	(28,957,798,084)	(24,314,602,138)
Gross profit	6,657,835,000	1,044,759,596	6,171,660,532	5,431,685,621
Total operating income/(expenses)	(5,555,330,005)	(871,752,504)	(4,386,713,170)	(3,702,059,110)
Income/(loss) from operations	1,102,504,995	173,007,092	1,784,947,362	1,729,626,511
Convertible senior notes issuance costs	0	0	0	(18,646,101)
Share of income from subsidiaries and affiliates	59,808,853	9,385,314	(52,705,838)	(48,854,715)
Interest income, net	(624,029,438)	(97,923,836)	(459,233,810)	(391,582,064)
Exchange gain/(loss)	(355,498,839)	(55,785,525)	(336,522,915)	8,808,559
Income before income taxes	1,089,902,804	171,029,533	566,371,892	1,251,186,211
Income tax expenses	(194,140,148)	(30,464,826)	(178,410,780)	(277,979,001)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	721,017,910	113,143,443	230,384,653	898,662,226
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenue		0	0	0
Cost of revenues			0	0
Gross profit			0	0
Total operating income/(expenses)	(6,150,177)	(965,097)	1,227,529	474,214
Other income, net	1,737,212	272,606	5,063,775	8,922,475
Income/(loss) from operations	(4,412,965)	(692,491)	6,291,304	9,396,689
Convertible senior notes issuance costs				(18,646,101)
Share of income from subsidiaries and affiliates	512,872,649	80,480,910	1,015,006,438	911,593,940
Interest income, net	36,612,599	5,745,316	8,596,365	8,421,898
Exchange gain/(loss)	(14,083,811)	(2,210,057)	(73,717,931)	17,153,258
Change in fair value of convertible senior notes and call option	191,640,770	30,072,619	(725,791,523)	(29,257,458)
Income before income taxes	722,629,242	113,396,296	230,384,653	898,662,226
Income tax expenses	(1,611,332)	(252,853)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 721,017,910	$ 113,143,443	¥ 230,384,653	¥ 898,662,226